Securities Act Registration No. 333-183018

Investment Company Act Registration No. 811-22729

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

¨

¨

Pre-Effective Amendment No.

☒

Post-Effective Amendment No. 5

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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☒

Amendment No. 5

(Check appropriate box or boxes.)

The Eudora Funds

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (347) 559-6565

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On February 19, 2014 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, in the City of Columbus, State of Ohio, on the 26th day of February, 2014.

The Eudora Funds

By:

/s/ Michael V. Wible

Michael V. Wible, Attorney in Fact

Pursuant to the requirements of the Securities Act of 1933, this Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the 26th day of February, 2014.

Name

Title

Jeffrey Meyers*

Trustee

Ruvin Levavi*

Trustee

Sion Nuseiri*

Trustee

David A. Cohen*

Trustee, President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

* /s/ Michael V. Wible

Michael V. Wible, Attorney in Fact

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase